UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

             116 Village Blvd., Princeton, NJ

08540

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 6/30/13

Item 1.  Schedule of Investments.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares				Value
	COMMON STOCK - 83.0%
	ADVERTISING - 0.5%
211,600	Scan Group Ltd.			$ 149,031

	AUTO PARTS & EQUIPMENT - 3.1%
98,977	Invicta Holdings Ltd.			983,568

	BANKS - 8.8%
137,398	Ghana Commercial Bank Ltd.			307,125
5,200,000	Guaranty Trust Bank PLC			777,600
1,469,900	Kenya Commercial Bank Ltd.			633,135
40,700	Mauritius Commercial Bank			243,415
6,780,242	Zenith Bank PLC			826,146
				2,787,421
	BEVERAGES - 2.3%
58,000	Distell Group Ltd.			711,357

	BUILDING MATERIALS - 2.3%
800,998	Afrimat Ltd.			717,026

	CHEMICALS - 0.8%
411,868	Rolfes Holdings Ltd.			242,341

	COMMERCIAL SERVICES - 3.5%
578,514	Curro Holdings Ltd. *			1,120,103

	COMPUTERS - 6.2%
167,861	EOH Holdings Ltd.			894,995
440,484	Pinnacle Technology Holdings Ltd.			1,058,866
				1,953,861
	DISTRIBUTION/WHOLESALE - 0.6%
398,336	ARB Holdings Ltd.			186,301

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
172,440	Old Mutual PLC			472,789

	ENGINEERING & CONSTRUCTION - 3.6%
591,385	Consolidated Infrastructure Group Ltd. *			1,124,204

	FOOD - 13.8%
1,936,216	Flour Mills of Nigeria PLC			1,012,790
279,103	Illovo Sugar Ltd.			892,698
181,513	Nestle Foods Nigeria PLC			1,072,323
20,362	Oceana Group Ltd.			172,443
394,898	Rainbow Chicken Ltd.			615,644
1,619,089	Unilever Nigeria PLC			577,890
				4,343,788
	HOLDING COMPANIES-DIVERSIFIED - 3.8%
2,043	Bollore SA			849,359
649,100	TPS Eastern Africa Ltd.			347,597
				1,196,956
	HOME FURNISHINGS - 1.1%
1,365,356	PZ Cussons Nigeria PLC			334,407

	INSURANCE - 1.3%
48,000	Discovery Holdings Ltd.			405,830

	INVESTMENT COMPANIES - 2.4%
2,016,602	Zeder Investments Ltd.			770,756

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Value
	LODGING - 2.1%
294,000	New Mauritius Hotels Ltd. *			$ 664,100

	MEDIA - 0.7%
1,300	Naspers Ltd.			95,451
38,200	Nation Media Group Ltd.			133,856
				229,307
	MINING - 0.7%
362,829	Sephaku Holdings Ltd. *			208,013

	OIL & GAS - 3.9%
340,415	Afren PLC *			668,883
68,946	Heritage Oil PLC *			139,134
27,500	Tullow Oil PLC			417,675
				1,225,692
	PHARMACEUTICALS - 1.4%
1,164,025	GlaxoSmithKline Consumer Nigeria PLC			444,120

	RETAIL - 11.9%
114,760	Famous Brands Ltd.			1,096,432
345,693	Spur Corp. Ltd.			952,348
4,829,802	UAC of Nigeria PLC			1,694,146
				3,742,926
	TELECOMMUNICATIONS - 3.7%
1,350,192	Ellies Holdings Ltd.			1,025,311
8,029	MTN Group Ltd.			148,591
				1,173,902
	TRANSPORTATION - 3.0%
403,000	Super Group Ltd. *			938,359

	TOTAL COMMON STOCK			26,126,158
	(Cost - $24,666,688)

	BONDS & NOTES - 17.1%
	OIL & GAS - 1.8%	Coupon Rate	Maturity Date
500,000	Afren PLC	10.250%	4/8/2019	558,750

	SOVEREIGN - 15.3%
1,600,000	Ghana Government Bond	24.000%	5/25/2015	825,835
2,800,000	Ghana Government Bond	23.000%	8/21/2017	1,458,251
200,000	Ivory Coast	7.100%	12/31/2032	164,920
65,000,000	Nigeria Treasury Bill	0.000%	9/5/2013	990,360
50,000,000	Nigeria Treasury Bill	0.000%	4/10/2014	1,382,823
				4,822,189

	TOTAL BONDS & NOTES			5,380,939
	(Cost - $5,932,167)

	TOTAL INVESTMENTS - 100.1%
	(Cost - $30,598,855) (a)			$ 31,507,097
	OTHER ASSETS LESS LIABILITIES - (0.1)%			(30,210)
	NET ASSETS - 100.00%			$ 31,476,887

* Non-income producing security.
Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,663,444 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 2,708,083
		Unrealized depreciation		(1,864,430)
		Net Unrealized appreciation		$ 843,653

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2013
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 26,126,158	$ -	$ -	$ 26,126,158
Bonds & Notes		5,380,939		5,380,939
Total	$ 26,126,158	$ 5,380,939	$ -	$ 31,507,097
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

     Larry Seruma, President

Date

8/29/13

By (Signature and Title)

/s/ Andy Chen

     Andy Chen, Secretary and Treasurer

Date

8/29/13